UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2022

WESTERN ASSET

SHORT DURATION

HIGH INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration High Income Fund for the six-month reporting period ended January 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2022

II	Western Asset Short Duration High Income Fund

Performance review

For the six months ended January 31, 2022, Class A shares of Western Asset Short Duration High Income Fund, excluding sales charges, returned 0.28%. The Fund’s unmanaged benchmark, the Bloomberg U.S. High Yield 1-5 Yr. Cash Pay 2% Constrained Indexi, returned 0.00%* for the same period. The Lipper Short High Yield Funds Category Averageii returned 0.06% over the same time frame.

Performance Snapshot as of January 31, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration High Income Fund:
Class A	0.28%
Class C	-0.09%
Class C1[1]	0.22%[2]
Class R	-0.11%
Class I	0.42%
Bloomberg U.S. High Yield 1-5 Yr. Cash Pay 2% Constrained Index	0.00%*
Lipper Short High Yield Funds Category Average	0.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2022 for Class A, Class C, Class C1, Class R and Class I shares were 3.87%, 3.23%, 3.51%, 3.49% and 4.24%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

* Represents less than 0.005%.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

[2]	Performance includes a payment by an affiliate to reimburse for an error. Absent this payment, performance for the six months ended January 31, 2022 would have been 0.03%.

Western Asset Short Duration High Income Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 29, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.01%, 1.72%, 1.45%, 1.36% and 0.73%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.75% for Class C shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) amounts for Class A shares as a result of acquired fund fees and expenses. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2022

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund invests in high yield bonds, which are rated below investment grade and carry more risk than higher rated securities. Below investment grade securities are commonly referred to as “junk bonds.” Also, the Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in

IV	Western Asset Short Duration High Income Fund

emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Asset-backed, mortgage-backed and mortgage-related securities are subject to additional risks, such as prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. High Yield 1-5 Yr. Cash Pay 2% Constrained Index is an index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. This index only allows issues with a remaining maturity of 1-5 years. Pay-in-kinds and partial pay-in-kinds are excluded. Investors cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 63 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Short Duration High Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2022 and July 31, 2021 and does not include derivatives, such as forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2021 and held for the six months ended January 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.28%		$1,000.00	$1,002.80	0.98%	$4.95	Class A	5.00%	$1,000.00	$1,020.27	0.98%	$4.99
Class C	-0.09		1,000.00	999.10	1.71	8.62	Class C	5.00	1,000.00	1,016.59	1.71	8.69
Class C1	0.22	[4]	1,000.00	1,002.20	1.49	7.52	Class C1	5.00	1,000.00	1,017.69	1.49	7.58
Class R	-0.11		1,000.00	998.90	1.38	6.95	Class R	5.00	1,000.00	1,018.25	1.38	7.02
Class I	0.42		1,000.00	1,004.20	0.71	3.59	Class I	5.00	1,000.00	1,021.63	0.71	3.62

2	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

[1]	For the six months ended January 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

[4]	Total return includes a payment by an affiliate and without the payment, total return would have been lower.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 58.9%
Communication Services — 6.9%
Diversified Telecommunication Services — 0.1%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	200,000	$212,521	(a)
Entertainment — 2.0%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	1,732,664	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	1,660,000	1,550,988	(a)(b)
Banijay Entertainment SASU, Senior Secured Notes	5.375%	3/1/25	2,000,000	2,042,120	(a)
Cinemark USA Inc., Senior Notes	5.875%	3/15/26	1,080,000	1,062,542	(a)
Netflix Inc., Senior Notes	4.375%	11/15/26	1,290,000	1,386,982
Total Entertainment				7,775,296
Interactive Media & Services — 1.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	381,008	(a)
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	3,840,000	3,883,699	(a)
Total Interactive Media & Services				4,264,707
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	1,376,000	1,410,056	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,230,000	2,249,423
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,075,000	1,108,115
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,302,313	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,070,000	1,137,833	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	610,869	(a)
Total Media				7,818,609
Wireless Telecommunication Services — 1.7%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	450,000	535,963
Sprint Corp., Senior Notes	7.875%	9/15/23	2,160,000	2,335,381
Sprint Corp., Senior Notes	7.125%	6/15/24	2,000,000	2,182,390
T-Mobile USA Inc., Senior Notes	2.625%	4/15/26	1,670,000	1,639,247
Total Wireless Telecommunication Services				6,692,981
Total Communication Services				26,764,114

See Notes to Financial Statements.

4	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 12.1%
Auto Components — 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	550,000	$560,890
Automobiles — 2.1%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,390,000	1,644,725
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	1,300,000	1,313,390
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	840,000	884,369
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	3,300,000	3,201,000
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,220,000	1,211,173	(a)
Total Automobiles				8,254,657
Distributors — 0.6%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	2,044,216	2,328,096	(a)(b)
Diversified Consumer Services — 1.0%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,500,000	1,478,228	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,353,719	(a)
Total Diversified Consumer Services				3,831,947
Hotels, Restaurants & Leisure — 6.6%
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	1,380,000	1,429,866	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	2,380,000	2,676,072	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	890,000	913,563	(a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,528,645	(a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,789,650
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	520,000	480,264	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	540,000	515,273	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,424,000	1,660,142	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,312,000	1,487,441	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	2,120,000	1,982,232	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,220,000	1,191,452	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	400,000	392,578
Scientific Games International Inc., Senior Notes	8.250%	3/15/26	1,740,000	1,818,422	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	776,190	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	$539,490	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,660,000	1,644,379	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	2,480,000	2,774,240	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	1,200,000	1,141,320	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	960,000	1,000,766	(a)
Total Hotels, Restaurants & Leisure				25,741,985
Specialty Retail — 1.7%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	460,440	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	630,000	754,425	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,500,000	1,578,113
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,180,000	1,196,343	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	500,000	482,748	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	540,000	557,169	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,140,000	1,148,550	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	268,651	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000	249,775	(a)
Total Specialty Retail				6,696,214
Total Consumer Discretionary				47,413,789
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	1,060,787	(a)
Tobacco — 0.0%††
Vector Group Ltd., Senior Notes	10.500%	11/1/26	220,000	225,859	(a)
Total Consumer Staples				1,286,646
Energy — 10.0%
Energy Equipment & Services — 0.5%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,930,000	1,864,554	(a)
Oil, Gas & Consumable Fuels — 9.5%
Apache Corp., Senior Notes	4.875%	11/15/27	570,000	591,141
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,437,000	2,446,845	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,440,000	1,507,493	(a)

See Notes to Financial Statements.

6	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	300,000		$305,865	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	830,000		827,029
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	300,000		309,648	(a)
Colgate Energy Partners III LLC, Senior Notes	7.750%	2/15/26	970,000		1,044,656	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	196,000		199,618	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,230,000		1,299,772
DCP Midstream Operating LP, Senior Notes	5.375%	7/15/25	810,000		853,882
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	580,000		606,935	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000		399,420
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000		454,936	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000		1,259,230
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	390,000		408,566	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	240,000		243,216
EQT Corp., Senior Notes	6.625%	2/1/25	810,000		874,038
EQT Corp., Senior Notes	3.125%	5/15/26	720,000		705,384	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,360,000		1,348,073
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,170,000		1,201,994	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,350,000		1,408,354	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	720,000		729,994	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000		1,701,818	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,780,000		2,859,480	(a)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	870,000		929,939
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,050,000		1,038,555
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	3,670,000		3,613,996
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000		126,057
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	380,000		371,867	(a)
Penn Virginia Holdings LLC, Senior Notes	9.250%	8/15/26	2,360,000		2,423,130	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000		323,670
Range Resources Corp., Senior Notes	5.000%	3/15/23	441,000		445,895
Range Resources Corp., Senior Notes	9.250%	2/1/26	870,000		930,360
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	600,000		615,612	(a)
Vesta Energy Corp., Secured Notes, Step bond (10.000% to 10/15/23 then 11.000%)	10.000%	10/15/25	970,000	CAD	749,734	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	1,890,000	$1,910,837
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	102,473
Total Oil, Gas & Consumable Fuels				37,169,512
Total Energy				39,034,066
Financials — 6.6%
Banks — 0.5%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000	730,538	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	600,721	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	610,000	707,371	(a)(c)(d)
Total Banks				2,038,630
Capital Markets — 1.3%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	2,340,000	2,102,595	(a)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	627,750	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	213,780	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	218,902	(a)(c)(d)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	520,285	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,195,060	(a)(c)(d)
Total Capital Markets				4,878,372
Consumer Finance — 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,191,092	(a)
Diversified Financial Services — 1.4%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	1,500,000	1,520,430	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,501,020	2,350,333	(a)(b)

See Notes to Financial Statements.

8	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	1,000,000	$951,420	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	690,000	614,818	(a)
Total Diversified Financial Services				5,437,001
Insurance — 0.3%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,146,062	1,187,687	(a)(b)
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	1,010,000	996,405	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	848,702	(a)
Starwood Property Trust Inc., Senior Notes	5.500%	11/1/23	560,000	578,172	(a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	2,230,000	2,230,435	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	2,090,000	2,043,832	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				6,697,546
Thrifts & Mortgage Finance — 1.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,322,149	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,980,000	2,841,013	(a)
Total Thrifts & Mortgage Finance				4,163,162
Total Financials				25,593,490
Health Care — 6.4%
Health Care Providers & Services — 2.9%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,210,276	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,940,000	2,022,217	(a)
HCA Inc., Senior Notes	5.625%	9/1/28	1,940,000	2,165,457
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	780,000	821,742	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	1,090,000	1,136,709	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.875%	1/1/26	500,000	502,810	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	1,980,000	1,965,487	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,450,000	1,480,863	(a)
Total Health Care Providers & Services				11,305,561

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 3.5%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	1,500,000	$1,569,817	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	2,050,000	2,114,022	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,110,000	1,161,104	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	1,008,920	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,200,000	1,206,510	(a)(e)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes	9.500%	7/31/27	2,000,000	1,980,470	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	860,000	898,442
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	920,000
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,970,000	2,877,187
Total Pharmaceuticals				13,736,472
Total Health Care				25,042,033
Industrials — 8.1%
Air Freight & Logistics — 0.2%
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	900,000	932,657	(a)
Airlines — 3.5%
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	2,190,000	2,654,477	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,990,000	2,040,576	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	560,000	553,434
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	980,109
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	2,370,000	2,427,413	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	930,000	989,683	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	984,000	1,067,350	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	440,000	445,353
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,960,000	1,948,965	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	449,280	465,332
Total Airlines				13,572,692

See Notes to Financial Statements.

10	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Services & Supplies — 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000		$1,316,007	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,140,000		1,080,281	(a)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	280,000		283,150
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,940,000		2,030,103
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,330,000		2,324,536	(a)
RR Donnelley & Sons Co., Senior Secured Notes	6.125%	11/1/26	1,680,000		1,808,100	(a)
Total Commercial Services & Supplies					8,842,177
Construction & Engineering — 0.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000		1,165,623	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000		1,181,819	(a)
Total Construction & Engineering					2,347,442
Machinery — 0.6%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	1,500,000		1,610,797	(a)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000		841,940	(a)
Total Machinery					2,452,737
Trading Companies & Distributors — 0.9%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000		1,707,619	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	2,550,000	CAD	1,959,416	(a)
Total Trading Companies & Distributors					3,667,035
Total Industrials					31,814,740
Information Technology — 1.7%
Communications Equipment — 0.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	850,000		833,000	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000		347,350	(a)
Total Communications Equipment					1,180,350
IT Services — 0.4%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000		405,436
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,180,000		1,199,653	(a)
Total IT Services					1,605,089

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — 0.5%
Consensus Cloud Solutions Inc., Senior Notes	6.000%	10/15/26	1,800,000	$1,856,691	(a)
Technology Hardware, Storage & Peripherals — 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	857,598	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	1,190,000	1,239,087	(a)
Total Technology Hardware, Storage & Peripherals				2,096,685
Total Information Technology				6,738,815
Materials — 3.4%
Chemicals — 0.2%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	130,048	136,451	(a)(b)
Kraton Polymers LLC/Kraton Polymers Capital Corp., Senior Notes	4.250%	12/15/25	820,000	845,112	(a)
Total Chemicals				981,563
Construction Materials — 0.2%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	660,000	674,715	(a)
Containers & Packaging — 1.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	1,011,950	(a)(b)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	793,467	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,150,000	1,129,835	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,240,000	1,284,795	(a)
Total Containers & Packaging				4,220,047
Metals & Mining — 1.6%
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	790,000	799,899	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	511,183	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,800,000	2,979,088	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,500,000	1,577,152
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	420,000	414,055	(a)
Total Metals & Mining				6,281,377
Paper & Forest Products — 0.3%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	424,808
Resolute Forest Products Inc., Senior Notes	4.875%	3/1/26	860,000	851,804	(a)
Total Paper & Forest Products				1,276,612
Total Materials				13,434,314

See Notes to Financial Statements.

12	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 3.3%
Equity Real Estate Investment Trusts (REITs) — 2.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	740,000	$786,054
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	404,819
GEO Group Inc., Senior Notes	5.125%	4/1/23	2,250,000	2,174,152
GEO Group Inc., Senior Notes	5.875%	10/15/24	510,000	449,427
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,524,554
iStar Inc., Senior Notes	4.250%	8/1/25	500,000	497,253
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,542,353
RLJ Lodging Trust LP, Senior Secured Notes	3.750%	7/1/26	1,900,000	1,846,990	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	843,455	(a)
Total Equity Real Estate Investment Trusts (REITs)				10,069,057
Real Estate Management & Development — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	1,859,085	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	991,093	(a)
Total Real Estate Management & Development				2,850,178
Total Real Estate				12,919,235
Utilities — 0.1%
Electric Utilities — 0.1%
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	120,000	105,865	(a)
Talen Energy Supply LLC, Senior Secured Notes	7.625%	6/1/28	170,000	152,528	(a)
Total Utilities				258,393
Total Corporate Bonds & Notes (Cost — $228,819,057)				230,299,635
Senior Loans — 30.5%
Communication Services — 1.4%
Media — 1.4%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.355%	8/15/25	1,283,609	1,283,815	(d)(f)(g)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.609%	11/18/24	692,907	685,372	(d)(f)(g)
EW Scripps Co., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.750% + 2.563%)	3.313%	5/1/26	1,458,919	1,456,964	(d)(f)(g)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.105%	5/1/26	1,234,588	$1,229,958	(d)(f)(g)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.605%	12/17/26	692,751	688,660	(d)(f)(g)
Total Communication Services				5,344,769
Consumer Discretionary — 8.1%
Auto Components — 0.9%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.355%	4/30/26	769,139	766,639	(d)(f)(g)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	2,064,336	2,073,368	(d)(f)(g)
Truck Hero Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	1/31/28	605,425	604,771	(d)(f)(g)
Total Auto Components				3,444,778
Diversified Consumer Services — 1.1%
ABG Intermediate Holdings 2 LLC, First Lien Delayed Draw Term Loan B3	—	12/21/28	309,254	308,965	(h)
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B1	—	12/21/28	309,254	308,965	(h)
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B2	—	12/21/28	1,971,493	1,969,649	(h)
Adtalem Global Education Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/12/28	1,460,000	1,462,511	(d)(f)(g)
TruGreen LP, Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.500%)	9.250%	11/2/28	210,000	211,706	(d)(f)(g)(i)
Total Diversified Consumer Services				4,261,796
Hotels, Restaurants & Leisure — 1.9%
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.605%	7/21/25	878,875	879,424	(d)(f)(g)
Carnival Corp., New Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	6/30/25	2,163,526	2,148,847	(d)(f)(g)
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	669,800	678,173	(d)(f)(g)(i)
Hornblower Sub LLC, Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500% PIK)	5.500%	4/27/25	2,379,413	2,251,531	(b)(d)(f)(g)

See Notes to Financial Statements.

14	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Pacific Bells LLC, Delayed Draw Term Loan	—	11/10/28	14,330	$14,370	(h)
Pacific Bells LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 4.500%)	5.000%	11/10/28	1,375,670	1,379,543	(d)(f)(g)
Total Hotels, Restaurants & Leisure				7,351,888
Internet & Direct Marketing Retail — 0.2%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	11/8/27	982,575	983,882	(d)(f)(g)
Leisure Products — 1.4%
19th Holdings Golf LLC, Initial Term Loan	—	2/7/29	2,950,000	2,942,625	(h)(i)
Hayward Industries Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	5/30/28	2,457,650	2,453,263	(d)(f)(g)
Total Leisure Products				5,395,888
Specialty Retail — 2.6%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	655,050	657,097	(d)(f)(g)
Great Outdoors Group LLC, Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	594,011	595,188	(d)(f)(g)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	11/2/27	940,500	940,204	(d)(f)(g)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	204,798	202,238	(d)(f)(g)
PECF USS Intermediate Holding III Corp., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 4.250%)	4.750%	11/4/28	1,720,000	1,723,999	(d)(f)(g)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	2,342,300	2,343,225	(d)(f)(g)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	895,500	895,361	(d)(f)(g)
Rent-A-Center Inc., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	2/17/28	1,032,200	1,032,200	(d)(f)(g)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
RVR Dealership Holdings LLC, 2022 Term Loan (the greater of 3 mo. SOFR or 0.750% + 3.750%)	4.500%	2/8/28	873,400	$871,767	(d)(f)(g)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.105%	6/19/26	1,192,758	1,193,205	(d)(f)(g)
Total Specialty Retail				10,454,484
Total Consumer Discretionary				31,892,716
Consumer Staples — 0.6%
Beverages — 0.3%
Naked Juice LLC, Delayed Draw Term Loan	—	1/19/29	69,056	69,056	(h)
Naked Juice LLC, Term Loan	—	1/24/29	1,195,101	1,195,101	(h)
Total Beverages				1,264,157
Household Products — 0.3%
Knight Health Holdings LLC, Term Loan B	—	12/18/28	960,000	892,800	(h)(i)
Total Consumer Staples				2,156,957
Energy — 0.9%
Oil, Gas & Consumable Fuels — 0.9%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.105%	8/4/28	2,553,600	2,543,233	(d)(f)(g)
Southwestern Energy Co., Initial Term Loan (the greater of 3 mo. SOFR or 0.500% + 2.500%)	3.000%	6/22/27	1,110,000	1,113,474	(d)(f)(g)
Total Energy				3,656,707
Financials — 2.2%
Capital Markets — 0.9%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	648,351	648,694	(d)(f)(g)
Cowen Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/24/28	2,168,100	2,168,100	(d)(f)(g)(i)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.105%	7/3/24	643,333	640,410	(d)(f)(g)
Total Capital Markets				3,457,204
Diversified Financial Services — 0.5%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	4/7/28	340,000	347,437	(d)(f)(g)

See Notes to Financial Statements.

16	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.855%	1/26/28	1,089,438	$1,077,863	(d)(f)(g)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	387,414	384,857	(d)(f)(g)
Total Diversified Financial Services				1,810,157
Insurance — 0.8%
Acrisure LLC, 2020 Term Loan B (2 mo. USD LIBOR + 3.500%)	3.724%	2/15/27	805,650	797,090	(d)(f)(g)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.104%	3/18/27	591,097	590,802	(d)(f)(g)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.355%	7/31/27	873,400	868,705	(d)(f)(g)
Baldwin Risk Partners LLC, Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	10/14/27	1,089,015	1,086,978	(d)(f)(g)
Total Insurance				3,343,575
Total Financials				8,610,936
Health Care — 5.2%
Health Care Equipment & Supplies — 1.4%
Insulet Corp., Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/28/28	1,840,750	1,844,201	(d)(f)(g)
Maravai Intermediate Holdings LLC, Term Loan B (3 mo. SOFR + 3.000%)	3.137%	10/19/27	507,733	508,211	(d)(f)(g)
Medline Borrower LP, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	10/23/28	2,950,000	2,941,017	(d)(f)(g)
Total Health Care Equipment & Supplies				5,293,429
Health Care Providers & Services — 2.6%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.974%	2/18/27	1,682,605	1,679,661	(d)(f)(g)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.855%	11/16/25	223,499	223,250	(d)(f)(g)
One Call Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	2,189,000	2,194,199	(d)(f)(g)
Option Care Health Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/27/28	1,460,000	1,459,818	(d)(f)(g)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	820,000	818,975	(d)(f)(g)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	1,919,649	$1,898,648	(d)(f)(g)
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan (the greater of 6 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	12/22/28	1,970,159	1,970,316	(d)(f)(g)
Total Health Care Providers & Services				10,244,867
Health Care Technology — 0.1%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.400%	2/11/26	526,571	527,229	(d)(f)(g)
Life Sciences Tools & Services — 0.8%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	7/3/28	1,989,141	1,987,400	(d)(f)(g)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	7/3/28	495,596	495,162	(d)(f)(g)
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	91,154	90,969	(h)
Precision Medicine Group LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	11/18/27	691,857	690,453	(d)(f)(g)
Total Life Sciences Tools & Services				3,263,984
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	990,000	992,475	(d)(f)(g)
Total Health Care				20,321,984
Industrials — 6.2%
Air Freight & Logistics — 0.4%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	7/26/28	1,650,000	1,654,587	(d)(f)(g)
Airlines — 2.0%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	1,700,000	1,708,143	(d)(f)(g)
American Airlines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/20/28	1,320,000	1,372,067	(d)(f)(g)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,790,000	1,893,041	(d)(f)(g)

See Notes to Financial Statements.

18	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	810,000	$856,373	(d)(f)(g)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,865,900	1,871,078	(d)(f)(g)
Total Airlines				7,700,702
Building Products — 0.7%
CP Atlas Buyer Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	11/23/27	1,062,045	1,059,257	(d)(f)(g)
Quikrete Holdings Inc., Term Loan B1	—	2/21/28	1,930,000	1,927,810	(h)
Total Building Products				2,987,067
Commercial Services & Supplies — 2.9%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.605%	10/1/26	722,000	721,278	(d)(f)(g)
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	230,817	230,817	(d)(f)(g)
Donlen LLC, Term Loan B (the greater of 1 mo. USD LIBOR or 1.000% + 5.500%)	6.500%	3/30/28	994,987	989,515	(d)(f)(g)(i)(j)
DS Parent Inc., Term Loan B	—	12/11/28	2,760,000	2,697,900	(h)(i)
LRS Holdings LLC, First Lien Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 4.250%)	4.750%	8/31/28	1,400,000	1,403,500	(d)(f)(g)(i)
Madison IAQ LLC, Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	6/21/28	1,651,700	1,648,091	(d)(f)(g)
PAE Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	10/19/27	861,300	863,053	(d)(f)(g)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/24/28	394,737	396,217	(h)(i)
Thermostat Purchaser III Inc., First Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/24/28	2,255,263	2,263,720	(d)(f)(g)(i)
Total Commercial Services & Supplies				11,214,091
Machinery — 0.2%
Clark Equipment Co., Third Amendment Incremental Term Loan (3 mo. USD LIBOR + 2.250%)	2.474%	5/18/24	893,250	893,031	(d)(f)(g)
Total Industrials				24,449,478

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 4.8%
Communications Equipment — 0.7%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.355%	4/6/26	1,309,850	$1,288,840	(d)(f)(g)
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	4.355%	11/29/25	1,293,833	1,274,284	(d)(f)(g)
Total Communications Equipment				2,563,124
IT Services — 1.0%
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	897,750	837,152	(d)(f)(g)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/27/29	1,100,000	988,075	(d)(f)(g)
UST Holdings Ltd., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	11/2/28	2,220,000	2,218,157	(d)(f)(g)
Total IT Services				4,043,384
Software — 3.0%
Cloudera Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	10/8/28	2,520,000	2,519,609	(d)(f)(g)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.105%	10/16/26	1,837,275	1,840,040	(d)(f)(g)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	7.105%	2/19/29	1,450,000	1,461,600	(d)(f)(g)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	548,625	547,596	(d)(f)(g)
Magenta Buyer LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.250%)	9.000%	7/27/29	2,090,000	2,091,745	(d)(f)(g)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	842,424	844,530	(d)(f)(g)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	754,300	755,190	(d)(f)(g)

See Notes to Financial Statements.

20	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.690%	3/5/27	502,353	$500,658	(d)(f)(g)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	1,270,400	1,274,688	(d)(f)(g)
Total Software				11,835,656
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp., 2021 Extended Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	8.750%	6/16/26	266,148	244,117	(d)(f)(g)
Total Information Technology				18,686,281
Materials — 1.1%
Chemicals — 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	1,542,250	1,541,047	(d)(f)(g)
Containers & Packaging — 0.2%
Graham Packaging Co. Inc., New Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	8/4/27	807,020	805,688	(d)(f)(g)
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	828,740	798,553	(b)(f)(g)(i)(j)
Paper & Forest Products — 0.3%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.855%	9/7/27	987,500	982,701	(d)(f)(g)
Total Materials				4,127,989
Total Senior Loans (Cost — $118,582,572)				119,247,817
Asset-Backed Securities — 5.8%
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.051%	4/17/29	900,000	886,709	(a)(d)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	3.483%	11/25/32	1,119,096	1,165,551	(d)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	2.891%	10/15/30	1,050,000	1,039,568	(a)(d)
Balboa Bay Loan Funding Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	6.654%	1/20/32	1,000,000	1,000,058	(a)(d)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.441%	7/18/27	750,000	$750,000	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.950%	8/20/32	700,000	699,184	(a)(d)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	6.778%	4/19/34	160,000	159,009	(a)(d)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.350%)	6.591%	7/15/34	530,000	520,642	(a)(d)
Cathedral Lake VI Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	7.468%	4/25/34	250,000	247,686	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.641%	4/17/30	750,000	730,178	(a)(d)
Goldentree Loan Management US CLO 6 Ltd., 2019-6A E (3 mo. USD LIBOR + 5.220%)	5.474%	1/20/33	450,000	428,760	(a)(d)
Great Lakes CLO Ltd., 2014-1A CR (3 mo. USD LIBOR + 2.700%)	2.941%	10/15/29	900,000	897,750	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.741%	4/15/31	700,000	690,383	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.191%	4/15/31	480,000	461,169	(a)(d)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.540%)	0.648%	3/25/36	1,893,180	1,183,957	(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.954%	1/20/33	920,000	909,029	(a)(d)
Harriman Park CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	6.654%	4/20/34	500,000	500,059	(a)(d)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	4.741%	1/15/28	1,250,000	1,180,465	(a)(d)
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	5.921%	10/15/31	290,000	284,174	(a)(d)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.121%	7/15/29	500,000	500,560	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.904%	1/20/31	600,000	574,075	(a)(d)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	3.361%	7/15/31	690,000	667,284	(a)(d)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	3.694%	10/13/31	510,000	491,167	(a)(d)
Ocean Trails CLO VI, 2016-6A DRR (3 mo. USD LIBOR + 3.600%)	3.841%	7/15/28	370,000	370,458	(a)(d)

See Notes to Financial Statements.

22	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	3.705%	5/16/30	250,000	$250,372	(a)(d)
Pulsar Funding I LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	5.054%	1/20/33	500,000	497,030	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.464%	6/22/30	1,140,000	1,097,786	(a)(d)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	7.559%	7/20/34	520,000	515,926	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.690%	5/25/31	1,475,637	1,386,688	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	7.291%	4/15/35	900,000	892,928	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	3.061%	4/15/27	700,000	691,368	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.981%	4/15/27	650,000	597,924	(a)(d)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	7.204%	4/20/34	300,000	298,866	(a)(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.891%	10/15/31	250,000	244,051	(a)(d)
Total Asset-Backed Securities (Cost — $23,190,840)				22,810,814
Convertible Bonds & Notes — 1.5%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	130,000	125,287
Interactive Media & Services — 0.1%
Twitter Inc., Senior Notes	0.000%	3/15/26	340,000	302,600	(a)
Media — 0.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	998,620
Total Communication Services				1,426,507
Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.0%††
Chegg Inc., Senior Notes	0.000%	9/1/26	120,000	97,407
Hotels, Restaurants & Leisure — 0.3%
DraftKings Inc., Senior Notes	0.000%	3/15/28	1,320,000	1,011,093	(a)
Total Consumer Discretionary				1,108,500
Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	770,000	785,400

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.2%
Biotechnology — 0.2%
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	1,130,000	$979,789	(a)
Industrials — 0.4%
Airlines — 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,560,000	1,377,568
Total Convertible Bonds & Notes (Cost — $5,962,773)				5,677,764
Collateralized Mortgage Obligations (k) —1.2%
CSMC Trust, 2015-2R 7A2	2.610%	8/27/36	2,268,144	2,023,560	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.408%	1/25/50	290,000	291,234	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.100%	1/25/34	770,000	774,984	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	969,880	(a)(d)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 2.500%)	2.602%	5/1/24	508,059	511,930	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $4,561,246)				4,571,588

			Shares
Preferred Stocks — 0.3%
Financials — 0.3%
Capital Markets — 0.3%
B Riley Financial Inc.	5.000%		26,000	643,500
B Riley Financial Inc.	6.000%		22,225	555,847
Total Preferred Stocks (Cost — $1,205,625)				1,199,347

		Maturity Date	Face Amount†
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	44,181

See Notes to Financial Statements.

24	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	1,820,408	$618,957
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	953,791	295,446
Total Sovereign Bonds (Cost — $1,602,725)				958,584

			Shares
Convertible Preferred Stocks — 0.2%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Targa Resources Corp., Non Voting Shares (Cost — $882,000)	9.500%		840	907,707

			Shares/Units
Common Stocks — 0.1%
Consumer Discretionary — 0.0%††
Specialty Retail — 0.0%††
Party City Holdco Inc.			23,255	109,996	*
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd.			282,728,964	0	*(i)(j)(l)
Oil, Gas & Consumable Fuels — 0.0%††
Berry Corp.			362	3,146
Permian Production Partners LLC			37,916	3,791	*(i)
Total Oil, Gas & Consumable Fuels				6,937
Total Energy				6,937
Financials — 0.1%
Capital Markets — 0.1%
EG Acquisition Corp., Class A Shares			46,620	450,816	*
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	0	*(i)(j)(l)
Total Common Stocks (Cost — $2,770,353)				567,749

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $14,879)		5/28/28	15,540	$6,431	*
Total Investments before Short-Term Investments (Cost — $387,592,070)				386,247,436

	Rate		Shares
Short-Term Investments — 1.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $7,558,295)	0.010%		7,558,295	7,558,295	(m)
Total Investments — 100.6% (Cost — $395,150,365)				393,805,731
Liabilities in Excess of Other Assets — (0.6)%				(2,482,891)
Total Net Assets — 100.0%				$391,322,840

See Notes to Financial Statements.

26	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Western Asset Short Duration High Income Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan is unfunded as of January 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(k)Collateralized

mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $7,558,295 and the cost was $7,558,295 (Note 8).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar

CLO	— Collateralized Loan Obligation

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At January 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	63,126	USD	71,411	Goldman Sachs Group Inc.	4/19/22	$(355)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration High Income Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	809,439	USD	580,345	JPMorgan Chase & Co.	4/19/22	$(7,774)
USD	2,499,309	CAD	3,180,746	Morgan Stanley & Co. Inc.	4/19/22	(2,521)
Total						$(10,650)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

EUR	— Euro

USD	— United States Dollar

At January 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2022[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Co., 4.346%, due 12/8/26	$1,400,000	12/20/26	1.760%	5.000% quarterly	$201,516	$201,485	$31
Occidental Petroleum Corp., 5.550%, due 3/15/26	1,360,000	6/20/26	1.593%	1.000% quarterly	(34,073)	(54,817)	20,744
Total	$2,760,000				$167,443	$146,668	$20,775

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

28	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $387,592,070)	$386,247,436
Investments in affiliated securities, at value (Cost — $7,558,295)	7,558,295
Foreign currency, at value (Cost — $303,051)	298,169
Cash	1,081,766
Receivable for securities sold	5,981,934
Interest and dividends receivable from unaffiliated investments	4,450,605
Deposits with brokers for centrally cleared swap contracts	1,493,000
Receivable for Fund shares sold	229,103
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $85,630)	87,183
Receivable from broker — net variation margin on centrally cleared swap contracts	5,114
Dividends receivable from affiliated investments	654
Prepaid expenses	38,606
Total Assets	407,471,865

Liabilities:
Payable for securities purchased	14,996,038
Payable for Fund shares repurchased	648,220
Investment management fee payable	184,325
Service and/or distribution fees payable	77,753
Distributions payable	70,264
Unrealized depreciation on forward foreign currency contracts	10,650
Trustees’ fees payable	520
Accrued expenses	161,255
Total Liabilities	16,149,025
Total Net Assets	$391,322,840

Net Assets:
Par value (Note 7)	$750
Paid-in capital in excess of par value	599,390,390
Total distributable earnings (loss)	(208,068,300)
Total Net Assets	$391,322,840

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	29

Statement of assets and liabilities (unaudited) (cont’d)

January 31, 2022

Net Assets:
Class A	$286,439,572
Class C	$17,544,032
Class C1	$1,357,542
Class R	$39,592
Class I	$85,942,102

Shares Outstanding:
Class A	54,967,403
Class C	3,365,310
Class C1	258,684
Class R	7,608
Class I	16,426,405

Net Asset Value:
Class A (and redemption price)	$5.21
Class C*	$5.21
Class C1*	$5.25
Class R (and redemption price)	$5.20
Class I (and redemption price)	$5.23
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.33

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

30	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2022

Investment Income:
Interest	$10,318,414
Dividends from unaffiliated investments	241,361
Dividends from affiliated investments	564
Less: Foreign taxes withheld	(13,643)
Total Investment Income	10,546,696

Expenses:
Investment management fee (Note 2)	1,088,246
Service and/or distribution fees (Notes 2 and 5)	469,566
Transfer agent fees (Note 5)	208,422
Registration fees	51,518
Fund accounting fees	44,156
Audit and tax fees	21,864
Shareholder reports	8,097
Legal fees	7,295
Trustees’ fees	3,318
Insurance	1,858
Commitment fees (Note 9)	1,265
Custody fees	317
Miscellaneous expenses	5,654
Total Expenses	1,911,576
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(976)
Net Expenses	1,910,600
Net Investment Income	8,636,096

Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(15,827,262)
Swap contracts	19,695
Forward foreign currency contracts	17,392
Foreign currency transactions	(2,584)
Net Realized Loss	(15,792,759)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	8,349,459
Swap contracts	(10,935)
Forward foreign currency contracts	3,397
Foreign currencies	(11,095)
Change in Net Unrealized Appreciation (Depreciation)	8,330,826
Net Loss on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(7,461,933)
Increase in Net Assets From Operations	$1,174,163

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	31

Statements of changes in net assets

For the Six Months Ended January 31, 2022 (unaudited) and the Year Ended July 31, 2021	2022	2021

Operations:
Net investment income	$8,636,096	$15,760,585
Net realized gain (loss)	(15,792,759)	1,646,824
Change in net unrealized appreciation (depreciation)	8,330,826	23,000,704
Increase in Net Assets From Operations	1,174,163	40,408,113

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,274,856)	(16,662,846)
Decrease in Net Assets From Distributions to Shareholders	(9,274,856)	(16,662,846)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	58,472,629	94,905,983
Reinvestment of distributions	8,816,705	15,670,277
Cost of shares repurchased	(54,297,383)	(89,277,110)
Increase in Net Assets From Fund Share Transactions	12,991,951	21,299,150
Increase in Net Assets	4,891,258	45,044,417

Net Assets:
Beginning of period	386,431,582	341,387,165
End of period	$391,322,840	$386,431,582

See Notes to Financial Statements.

32	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$5.32	$4.97	$5.27	$5.35	$5.42	$5.21

Income (loss) from operations:
Net investment income	0.12	0.23	0.26	0.28	0.29	0.30
Net realized and unrealized gain (loss)	(0.10)	0.36	(0.29)	(0.07)	(0.07)	0.24
Total income (loss) from operations	0.02	0.59	(0.03)	0.21	0.22	0.54

Less distributions from:
Net investment income	(0.13)	(0.24)	(0.27)	(0.29)	(0.29)	(0.33)
Total distributions	(0.13)	(0.24)	(0.27)	(0.29)	(0.29)	(0.33)

Net asset value, end of period	$5.21	$5.32	$4.97	$5.27	$5.35	$5.42
Total return[3]	0.28%	12.20%	(0.39)%[4]	4.13%	4.25%	10.54%

Net assets, end of period (millions)	$286	$287	$264	$290	$265	$289

Ratios to average net assets:
Gross expenses	0.98%[5]	1.00%	1.02%	1.01%	1.00%	0.99%
Net expenses[6,7]	0.98 [5]	1.00	1.00	1.00	1.00	0.99
Net investment income	4.34 [5]	4.45	5.09	5.24	5.33	5.53

Portfolio turnover rate	23%	88%	78%	73%	61%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2022[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$5.32		$4.97	$5.27	$5.35	$5.42	$5.21

Income (loss) from operations:
Net investment income	0.10		0.19	0.22	0.24	0.25	0.26
Net realized and unrealized gain (loss)	(0.10)		0.37	(0.28)	(0.06)	(0.06)	0.24
Total income (loss) from operations	0.00	[3]	0.56	(0.06)	0.18	0.19	0.50

Less distributions from:
Net investment income	(0.11)		(0.21)	(0.24)	(0.26)	(0.26)	(0.29)
Total distributions	(0.11)		(0.21)	(0.24)	(0.26)	(0.26)	(0.29)

Net asset value, end of period	$5.21		$5.32	$4.97	$5.27	$5.35	$5.42
Total return[4]	(0.09)%		11.40%	(1.11)%[5]	3.59%	3.33%	9.78%

Net assets, end of period (000s)	$17,544		$21,565	$22,251	$40,405	$50,107	$64,965

Ratios to average net assets:
Gross expenses	1.71%[6]		1.71%	1.73%	1.71%	1.70%	1.69%
Net expenses[7,8]	1.71	[6]	1.71	1.72	1.71	1.70	1.69
Net investment income	3.60	[6]	3.74	4.36	4.52	4.70	4.84

Portfolio turnover rate	23%		88%	78%	73%	61%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.31)% for the year ended July 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$5.35	$4.99	$5.30	$5.38	$5.45	$5.24

Income (loss) from operations:
Net investment income	0.10	0.21	0.24	0.25	0.27	0.28
Net realized and unrealized gain (loss)	(0.09)	0.37	(0.29)	(0.06)	(0.07)	0.24
Total income (loss) from operations	0.01	0.58	(0.05)	0.19	0.20	0.52

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.26)	(0.27)	(0.27)	(0.31)
Total distributions	(0.11)	(0.22)	(0.26)	(0.27)	(0.27)	(0.31)

Net asset value, end of period	$5.25	$5.35	$4.99	$5.30	$5.38	$5.45
Total return[3]	0.22%[4]	11.66%	(0.71)%[5]	3.91%	3.65%	10.06%

Net assets, end of period (000s)	$1,358	$2,351	$5,161	$13,289	$53,657	$68,330

Ratios to average net assets:
Gross expenses	1.49%[6]	1.44%	1.37%	1.41%	1.40%	1.41%
Net expenses[7,8]	1.49 [6]	1.43	1.37	1.41	1.40	1.41
Net investment income	3.82 [6]	4.05	4.71	4.79	5.04	5.12

Portfolio turnover rate	23%	88%	78%	73%	61%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 0.03% for the six months ended January 31, 2022.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.90)% for the year ended July 31, 2020.

[6]	Annualized.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$5.32	$4.96	$5.26	$5.34	$5.41	$5.20

Income (loss) from operations:
Net investment income	0.10	0.21	0.23	0.25	0.27	0.28
Net realized and unrealized gain (loss)	(0.11)	0.38	(0.28)	(0.06)	(0.07)	0.24
Total income (loss) from operations	(0.01)	0.59	(0.05)	0.19	0.20	0.52

Less distributions from:
Net investment income	(0.11)	(0.23)	(0.25)	(0.27)	(0.27)	(0.31)
Total distributions	(0.11)	(0.23)	(0.25)	(0.27)	(0.27)	(0.31)

Net asset value, end of period	$5.20	$5.32	$4.96	$5.26	$5.34	$5.41
Total return[3]	(0.11)%	11.81%	(0.60)%[4]	3.71%	3.85%	10.21%

Net assets, end of period (000s)	$40	$147	$119	$109	$64	$93

Ratios to average net assets:
Gross expenses	1.38%[5]	1.35%	1.66%	1.44%	1.40%	1.30%
Net expenses[6]	1.38 [5,7]	1.35 [7]	1.40 [7]	1.40 [7]	1.40 [7]	1.30
Net investment income	3.86 [5]	4.09	4.69	4.84	5.01	5.20

Portfolio turnover rate	23%	88%	78%	73%	61%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.80)% for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$5.34	$4.99	$5.29	$5.37	$5.44	$5.23

Income (loss) from operations:
Net investment income	0.12	0.24	0.27	0.29	0.31	0.31
Net realized and unrealized gain (loss)	(0.10)	0.37	(0.28)	(0.06)	(0.07)	0.24
Total income (loss) from operations	0.02	0.61	(0.01)	0.23	0.24	0.55

Less distributions from:
Net investment income	(0.13)	(0.26)	(0.29)	(0.31)	(0.31)	(0.34)
Total distributions	(0.13)	(0.26)	(0.29)	(0.31)	(0.31)	(0.34)

Net asset value, end of period	$5.23	$5.34	$4.99	$5.29	$5.37	$5.44
Total return[3]	0.42%	12.47%	(0.11)%[4]	4.42%	4.57%	10.82%

Net assets, end of period (000s)	$85,942	$75,702	$49,856	$64,474	$73,073	$118,556

Ratios to average net assets:
Gross expenses	0.71%[5]	0.72%	0.74%	0.72%	0.71%	0.72%
Net expenses[6]	0.71 [5,7]	0.72 [7]	0.73 [7]	0.72	0.71	0.72
Net investment income	4.63 [5]	4.69	5.35	5.50	5.73	5.81

Portfolio turnover rate	23%	88%	78%	73%	61%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	37

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

38	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$230,299,635	—		$230,299,635
Senior Loans:
Consumer Discretionary	—	28,060,212	$3,832,504		31,892,716
Consumer Staples	—	1,264,157	892,800		2,156,957
Financials	—	6,442,836	2,168,100		8,610,936
Industrials	—	16,698,626	7,750,852		24,449,478
Materials	—	3,329,436	798,553		4,127,989
Other Senior Loans	—	48,009,741	—		48,009,741
Asset-Backed Securities	—	22,810,814	—		22,810,814
Convertible Bonds & Notes	—	5,677,764	—		5,677,764
Collateralized Mortgage Obligations	—	4,571,588	—		4,571,588
Preferred Stocks	$1,199,347	—	—		1,199,347
Sovereign Bonds	—	958,584	—		958,584
Convertible Preferred Stocks	—	907,707	—		907,707
Common Stocks:
Energy	3,146	—	3,791		6,937
Materials	—	—	0	*	0	*
Other Common Stocks	560,812	—	—		560,812
Warrants	—	6,431	—		6,431
Total Long-Term Investments	1,763,305	369,037,531	15,446,600		386,247,436
Short-Term Investments†	7,558,295	—	—		7,558,295
Total Investments	$9,321,600	$369,037,531	$15,446,600		$393,805,731
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	$20,775	—		$20,775
Total	$9,321,600	$369,058,306	$15,446,600		$393,826,506

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$10,650	—		$10,650

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

40	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2021		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]		Purchases
Senior Loans:
Consumer
Discretionary	$890,133		$2,740	$68	$7,713		$2,935,250
Consumer Staples	—		—	—	—		892,800
Energy	2,550,609		566	31	(1,298)		—
Financials	2,179,050		692	51	(743)		—
Industrials	1,000,000		935	—	45,480		6,814,713
Materials	766,163		—	—	(18,124)		50,514
Real Estate	1,053,285		1,422	23,527	(26,264)		0	*
Common Stocks:
Energy	78,088		—	(8,053,060)	7,988,926		—
Materials	0	*	—	—	—		—
Total	$8,517,328		$6,355	$(8,029,383)	$7,995,690		$10,693,277

Investments in Securities (cont’d)	Sales		Transfers into Level 3	Transfers out of Level 3[3]	Balance as of January 31, 2022		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2022[2]
Senior Loans:
Consumer
Discretionary	$(3,400)		—	—	$3,832,504		$7,713
Consumer Staples	—		—	—	892,800		—
Energy	(6,676)		—	$(2,543,232)	—		—
Financials	(10,950)		—	—	2,168,100		(743)
Industrials	(110,276)		—	—	7,750,852		45,480
Materials	—		—	—	798,553		(18,124)
Real Estate	(1,051,970)		—	—	—		—
Common Stocks:
Energy	(10,163)		—	—	3,791		—
Materials	—		—	—	0	*	—
Total	$(1,193,435)		—	$(2,543,232)	$15,446,600		$34,326

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the

42	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2022, the total notional value of all credit default swaps to sell protection was $2,760,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended January 31, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2022, the Fund had sufficient cash and/or securities to cover these commitments.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and

44	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages,

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event

46	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $10,650. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares did not exceed 1.00%, 1.75%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended January 31, 2022, fees waived and/or expenses reimbursed amounted to $976, which included an affiliated money market fund waiver of $971.

48	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2022, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA. For the six months ended January 31, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$30,433	—
CDSCs	3,971	$207

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$104,737,832
Sales	89,041,964

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

At January 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$395,150,365	$6,598,242	$(7,942,876)	$(1,344,634)
Forward foreign currency contracts	—	—	(10,650)	(10,650)
Swap contracts	146,668	20,775	—	20,775

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2022.

ASSET DERIVATIVES[1]
Credit Risk
Centrally cleared swap contracts[2]	$20,775

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$10,650

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$19,695	$19,695
Forward foreign currency contracts	$17,392	—	17,392
Total	$17,392	$19,695	$37,087

50	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$(10,935)	$(10,935)
Forward foreign currency contracts	$3,397	—	3,397
Total	$3,397	$(10,935)	$(7,538)

During the six months ended January 31, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$661,461
Forward foreign currency contracts (to sell)	2,522,755

Average Notional Balance
Credit default swap contracts (buy protection)†	$1,262,857
Credit default swap contracts (sell protection)	1,988,571

†	At January 31, 2022, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2022.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Goldman Sachs Group Inc.	—	$(355)	$(355)	—	$(355)
JPMorgan Chase & Co.	—	(7,774)	(7,774)	—	(7,774)
Morgan Stanley & Co. Inc.	—	(2,521)	(2,521)	—	(2,521)
Total	—	$(10,650)	$(10,650)	—	$(10,650)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

For the six months ended January 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$365,868	†	$163,240
Class C	97,648		8,960
Class C1	5,840		1,418
Class R	210		111
Class I	—		34,693
Total	$469,566		$208,422

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2022, the service and/or distribution fees reimbursed amounted to $5 for Class A shares.

For the six months ended January 31, 2022, waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements
Class A	$723
Class C	47
Class C1	4
Class R	0	*
Class I	202
Total	$976

*	Amount represents less than $1.

6. Distributions to shareholders by class

	Six Months Ended	Year Ended
	January 31, 2022	July 31, 2021
Net Investment Income:
Class A	$6,830,764	$12,905,593
Class C	383,683	860,725
Class C1	34,494	158,616
Class R	1,775	5,977
Class I	2,024,140	2,731,935
Total	$9,274,856	$16,662,846

7. Shares of beneficial interest

At January 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

52	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2022		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,965,052	$36,829,019	10,162,405	$52,997,313
Shares issued on reinvestment	1,244,395	6,565,528	2,365,266	12,280,376
Shares repurchased	(7,133,026)	(37,672,889)	(11,786,597)	(61,189,179)
Net increase	1,076,421	$5,721,658	741,074	$4,088,510

Class C
Shares sold	298,130	$1,583,912	692,262	$3,636,091
Shares issued on reinvestment	67,625	356,920	158,591	822,663
Shares repurchased	(1,053,638)	(5,574,254)	(1,276,626)	(6,620,169)
Net decrease	(687,883)	$(3,633,422)	(425,773)	$(2,161,415)

Class C1
Shares sold	1,827	$12,085	13,980	$72,935
Shares issued on reinvestment	6,414	34,075	30,222	156,817
Shares repurchased	(189,135)	(1,006,663)	(638,248)	(3,327,026)
Net decrease	(180,894)	$(960,503)	(594,046)	$(3,097,274)

Class R
Shares sold	1,948	$10,305	3,128	$15,837
Shares issued on reinvestment	274	1,449	669	3,493
Shares repurchased	(22,336)	(118,444)	(48)	(245)
Net increase (decrease)	(20,114)	$(106,690)	3,749	$19,085

Class I
Shares sold	3,771,375	$20,037,308	7,217,831	$38,183,807
Shares issued on reinvestment	350,944	1,858,733	460,861	2,406,928
Shares repurchased	(1,870,164)	(9,925,133)	(3,500,587)	(18,140,491)
Net increase	2,252,155	$11,970,908	4,178,105	$22,450,244

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended January 31, 2022. The following transactions were effected in such company for the six months ended January 31, 2022.

	Affiliate Value at July 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,719,125	$70,829,466	70,829,466	$80,990,296	80,990,296

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$564	—	$7,558,295

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2022.

10. Deferred capital losses

As of July 31, 2021, the Fund had deferred capital losses of $188,961,583, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from

54	Western Asset Short Duration High Income Fund 2022 Semi-Annual Report

the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

13. Subsequent event

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

Western Asset Short Duration High Income Fund 2022 Semi-Annual Report	55

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

56	Western Asset Short Duration High Income Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Short Duration High Income Fund	57

Western Asset

Short Duration High Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Western Asset Short Duration High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration High Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2172 3/22 SR22-4363

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 23, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 23, 2022